UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4627

Name of Registrant:	Vanguard Convertible Securities Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1:	Schedule of Investments

Vanguard Convertible Securities Fund Schedule of Investments August 31, 2007
	Face Amount ($000)	Market Value ($000)

Convertible Bonds (89.0%)

Consumer Discretionary (6.5%)
American Real Estate
1 4.110%, 8/15/13	6,885	7,203
Ford Motor Co.
4.250%, 12/15/36	5,000	5,375
General Motors Corp.
5.250% Cvt. Pfd.	129 †	2,469
6.250% Cvt. Pfd.	805 †	17,098
Iconix Brand Group
1 1.875%, 6/30/12	10,145	9,929
Scientific Games Corp.
1 0.750%, 12/1/24	2,250	2,835
Sirius Satellite Radio Inc.
3.250%, 10/15/11	2,290	1,995
Stewart Enterprises
1 3.125%, 7/15/14	5,790	5,153

		52,057

Consumer Staples (2.4%)
Archer-Daniels-Midland Co.
0.875%, 2/15/14	1,110	1,073
1 0.875%, 2/15/14	9,870	9,537
Molson Coors Brewing Co.
2.500%, 7/30/13	7,210	7,552
Nash Finch Co.
1.631%, 3/15/35	2,275	1,038

		19,200

Energy (6.9%)
Cameron International Corp.
2.500%, 6/15/26	12,900	17,431
Delta Petroleum Corp.
3.750%, 5/1/37	150	122
Evergreen Energy Inc.
1 8.000%, 8/1/12	3,635	3,799
Goodrich Petroleum Corp.
1 3.250%, 12/1/26	865	729
Hornbeck Offshore Services
1.625%, 11/15/26	6,305	6,341
McMoRan Exploration Co.
5.250%, 10/6/11	405	450
1 5.250%, 10/6/11	3,510	3,900
Peabody Energy Corp.
4.750%, 12/15/66	6,050	5,959
Superior Energy Services, Inc.
1 1.500%, 12/15/26	9,890	10,459
1.500%, 12/15/26	5,710	6,038

		55,228

Financials (3.4%)
CapitalSource Inc.
3.500%, 7/15/34	2,950	2,618
7.250%, 7/15/37	8,945	7,782
Fairfax Financial Holdings Ltd.
5.000%, 7/15/23	785	829
Lehman Brothers Holdings
1.000%, 5/14/12	8,660	8,514
Prologis Inc.
1 2.250%, 4/1/37	7,310	6,990

		26,733

Health Care (27.1%)
Allergan, Inc.
1 1.500%, 4/1/26	10,095	11,193
1.500%, 4/1/26	5,955	6,603
American Medical Systems Holdings, Inc.
3.250%, 7/1/36	7,100	7,979
Amgen Inc.
0.125%, 2/1/11	2,475	2,197
Amylin Pharmaceutical Inc.
1 3.000%, 6/15/14	9,800	10,486
3.000%, 6/15/14	1,315	1,407
Biomarin Pharmaceutical Inc.
1.875%, 4/23/17	10,170	12,268
Chemed Corp.
1 1.875%, 5/15/14	4,655	4,550
China Medical Technologies, Inc.
1 3.500%, 11/15/11	3,230	3,957
3.500%, 11/15/11	1,640	2,009
Cubist Pharmaceuticals Inc.
2.250%, 6/15/13	11,210	10,944
Cytyc Corp.
2.250%, 3/15/24	430	619
Fisher Scientific International Inc.
3.250%, 3/1/11	6,435	9,524
Genzyme Corp.
1.250%, 12/1/08	15,485	16,317
Gilead Sciences Inc.
1 0.500%, 5/1/11	19,495	21,420
0.500%, 5/1/11	685	753
Integra Lifesciences
1 2.750%, 6/1/10	475	462
1 2.375%, 6/1/12	8,205	7,928
Inverness Medical Innovations Inc.
1 3.000%, 5/15/16	8,400	9,964
Invitrogen Corp.
2.000%, 8/1/23	4,060	5,034
Lifepoint Hospital, Inc.
3.500%, 5/15/14	55	47
Manor Care, Inc.
2.000%, 6/1/36	240	312
Medarex Inc.
1 2.250%, 5/15/11	3,645	5,153
2.250%, 5/15/11	1,465	2,071
Medicis Pharmaceutical Corp.
1.500%, 6/4/33	8,471	8,450
Medtronic Inc.
1.500%, 4/15/11	170	181
1 1.500%, 4/15/11	960	1,020
Millipore Corp.
3.750%, 6/1/26	4,055	4,161
SFBC International, Inc.
2.250%, 8/15/24	6,695	6,452
Sonosite Inc.
3.750%, 7/15/14	4,185	4,101
Teva Pharmaceutical Finance LLC
0.500%, 2/1/24	5,760	6,811
Thoratec Corp.
1.379%, 5/16/34	4,700	3,313
TriZetto Group
1 1.125%, 4/15/12	3,577	3,251
1.125%, 4/15/12	475	432
2.750%, 10/1/25	5,805	6,023
Wilson Greatbatch
1 2.250%, 6/15/13	8,285	8,484
Wyeth
4.886%, 1/15/24	10,034	10,667

		216,543

Industrials (11.8%)
AAR Corp.
1.750%, 2/1/26	1,840	2,240
Albany International Corp.
2.250%, 3/15/26	2,355	2,411
Alliant Techsystems Inc.
1 2.750%, 9/15/11	6,830	8,384
2.750%, 2/15/24	1,080	1,496
Barnes Group Inc.
1 3.375%, 3/15/27	6,080	7,646
3.375%, 3/15/27	980	1,232
Covanta Holding
1.000%, 2/1/27	9,405	9,029
DRS Technologies Inc.
1 2.000%, 2/1/26	9,460	9,779
EDO Corp.
4.000%, 11/15/25	1,520	2,096
L-3 Communications Corp.
3.000%, 8/1/35	12,937	14,732
SunPower Corp.
1.250%, 2/15/27	3,060	4,058
0.750%, 8/1/27	3,155	3,206
Suntech Power Holdings
1 0.250%, 2/15/12	335	330
Trinity Industries
3.875%, 6/1/36	845	858
Triumph Group
1 2.625%, 10/1/26	4,220	6,145
UAL Corp.
5.000%, 2/1/21	9,605	11,526
Waste Connections, Inc.
1 3.750%, 4/1/26	6,535	7,123
3.750%, 4/1/26	2,280	2,485

		94,776

Information Technology (26.4%)
Andrew Corp.
3.250%, 8/15/13	7,460	7,908
Anixter International Inc.
1 1.000%, 2/15/13	8,405	11,000
Arris Group, Inc.
2.000%, 11/15/26	9,260	10,765
CACI International Inc.
1 2.125%, 5/1/14	1,155	1,256
Cadence Design
1 1.375%, 12/15/11	13,605	15,544
Ciena Corp.
0.250%, 5/1/13	20,825	22,074
Digital River, Inc.
1.250%, 1/1/24	5,494	6,490
EMC Corp.
1.750%, 12/1/11	3,220	4,387
1 1.750%, 12/1/11	3,445	4,694
Electronic Data Systems
3.875%, 7/15/23	9,750	9,762
Epicor Software
2.375%, 5/15/27	7,455	7,054
Equinix Inc.
2.500%, 4/15/12	5,460	5,562
Euronet Worldwide, Inc.
1.625%, 12/15/24	9,270	9,502
FEI Co.
1 2.875%, 6/1/13	45	52
2.875%, 6/1/13	6,020	6,991
Flextronics International Ltd.
1.000%, 8/1/10	6,990	6,640
Itron Inc.
2.500%, 8/1/26	600	857
LSI Logic
4.000%, 5/15/10	1,500	1,438
Lawson Software Inc.
1 2.500%, 4/15/12	9,355	9,729
Linear Technology Corp.
1 3.125%, 5/1/27	310	303
Lucent Technologies, Inc.
2.875%, 6/15/23	5,080	4,877
Macrovision Corp.
2.625%, 8/15/11	80	85
1 2.625%, 8/15/11	7,750	8,215
Magma Design Automation Inc.
1 2.000%, 5/15/10	4,324	4,524
Protein Design Labs
2.000%, 2/15/12	3,705	3,719
Sandisk Corp.
1.000%, 5/15/13	545	514
SPSS Inc.
1 2.500%, 3/15/12	1,000	1,104
Sybase Inc.
1.750%, 2/22/25	11,125	11,945
Symantec Corp.
0.750%, 6/15/11	9,600	10,740
Symmetricom Inc.
3.250%, 6/15/25	3,390	2,678
Tektronix Inc.
1 1.625%, 7/15/12	5,795	5,614
Verifone Holdings, Inc.
1 1.375%, 6/15/12	9,215	9,353
Xilinx Inc.
1 3.125%, 3/15/37	6,485	6,169

		211,545

Materials & Processing (0.4%)
Graftech International
1.625%, 1/15/24	2,650	2,932

Telecommunication Services (4.1%)
Level 3 Communications, Inc.
2.875%, 7/15/10	9,825	9,641
NII Holdings,
1 3.125%, 6/15/12	23,600	23,275

		32,916

Total Convertible Bonds
(Cost $664,997)		711,930

	Shares

Convertible Preferred Stocks (6.7%)

Consumer Staples (0.8%)
Bunge Ltd.
4.875% Cvt. Pfd.	57,300	6,833

Energy (3.9%)
Bristow Group
5.500% Cvt. Pfd.	51,600	2,903
Chesapeake Energy Corp.
1 5.000% Cvt. Pfd.	147,400	15,330
5.000% Cvt. Pfd.	31,000	3,224
Edge Petroleum
5.750% Cvt. Pfd.	61,900	3,095
Goodrich Petroleum Corp.
5.375% Cvt. Pfd.	112,500	6,511

		31,063

Financials (1.8%)
Aspen Insurance Holdings, Ltd.
5.625% Cvt. Pfd.	165,460	8,645
Vale Capital Ltd.
5.500% Cvt. Pfd.	103,600	5,361

		14,006

Health Care (0.2%)
Quadramed Corp.
5.500% Cvt. Pfd.	64,600	1,486

Materials (0.0%)
Freeport-McMoRan, Inc.
6.750% Cvt. Pfd.	1,300	172

Total Convertible Preferred Stocks
(Cost $75,256)		53,560

Temporary Cash Investment (4.3%)

2 Vanguard Market Liquidity Fund, 5.247%
(Cost $34,592)	34,592,034	34,592

Total Investments (100.0%)
(Cost $774,845)		800,082

Other Assets and Liabilities—Net (0.0%)		109

Net Assets (100%)		800,191

† Represents shares in thousands.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of these securities was $303,971,000, representing 38.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2007, the cost of investment securities for tax purposes was $774,845,000. Net unrealized appreciation of investment securities for tax purposes was $25,237,000, consisting of unrealized gains of $45,432,000 on securities that had risen in value since their purchase and $20,195,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.